Label	Element	Value
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.80%
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $75.61 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $64.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $90.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)